Stockholders' Equity (Schedule of Components of Other Comprehensive Income (Loss), Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Stockholders' Equity Note [Abstract]
Unrealized gain (loss) on marketable securities, gross amount	$ 0		$ 0		$ 0
Unrealized gain (loss) on marketable securities, income tax (provision) benefit	0		0		(1)
Unrealized gain (loss) on marketable securities, net amount	0		0		(1)
Foreign currency translation, gross amount	13		(29)		26
Foreign currency translation, income tax (provision) benefit	(8)		2		11
Foreign currency translation, net amount	5		(27)		37
Unrealized gain (loss) on interest rate swaps, gross amount	10		37		32
Unrealized gain (loss) on interest rate swaps, income tax (provision) benefit	(3)		(10)		(15)
Unrealized gain (loss) on interest rate swaps, net amount	7		27		17
Pension and postretirement benefits, gross amount	(12)	[1]	(2)	[1]	2	[1]
Pension and postretirement benefits, income tax (provision) benefit	1	[1]	2	[1]	0	[1]
Pension and postretirement benefits, net amount	(11)	[1]	0	[1]	2	[1]
Total other comprehensive income (loss), gross amount	11	[1]	6	[1]	60	[1]
Total other comprehensive income (loss), income tax (provision) benefit	(10)	[1]	(6)	[1]	(5)	[1]
Total other comprehensive income (loss), net of tax	$ 1	[1]	$ 0	[1]	$ 55	[1]

[1]	As Adjusted (Note 2)